Subsequent Events (Detail Textuals)		1 Months Ended		3 Months Ended				12 Months Ended
	Dec. 09, 2020 CAD ($) $ / shares shares	Jan. 14, 2021 USD ($) $ / shares shares	Jan. 12, 2021 shares	Nov. 30, 2020 $ / shares shares	Aug. 31, 2020 USD ($) shares	May 31, 2020 USD ($) shares	Nov. 30, 2019 USD ($)	Aug. 31, 2020 USD ($) shares	Aug. 31, 2019 USD ($) shares	Jan. 11, 2021 shares
Subsequent Event [Line Items]
Description, Reverse stock split			1:30	1:30
Common Stock, Shares, Issued | shares				3,001,476	90,044,312			90,044,312	78,787,134
Common Stock, Shares, Outstanding | shares				3,001,476	90,044,312			90,044,312	78,787,134
Value of common stock shares issued | $					$ (65,600)	$ 1,887,606	$ 816,020	$ 2,638,026	$ 1,470,310
Number of warrants issued | shares						8,866,211
Exercise price of warrants | $ / shares				$ 14.68
Subsequent Events
Subsequent Event [Line Items]
Common Stock, Shares, Issued | shares			3,001,476							90,044,312
Common Stock, Shares, Outstanding | shares			3,001,476							90,044,312
Subsequent Events | Underwritten public offering
Subsequent Event [Line Items]
Value of common stock shares issued | $		$ 11,039,994
Number of common shares issued | shares		2,102,856
Description of units issued under underwritten public offering		units consisting of one common share and one warrant
Shares issued price per share | $ / shares		$ 5.25
Underwritten public offering fees | $		$ 1,410,506
Subsequent Events | Hill Street Beverage Company Inc
Subsequent Event [Line Items]
Proceeds from Divestiture of Businesses | $	$ 350,000
Restricted common shares received from sale of assets | shares	6,031,363
Deemed price per share | $ / shares	$ 0.0829
10% Promissory note received | $	$ 2,000,000
Interest rate on promissory note	10.00%
Subsequent Events | Hill Street Beverage Company Inc | Sixteen months
Subsequent Event [Line Items]
Value of common shares received from sale of assets | $	$ 1,000,000
Subsequent Events | Hill Street Beverage Company Inc | Eight months
Subsequent Event [Line Items]
Value of common shares received from sale of assets | $	$ 500,000